CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Profit (loss)	$ (3,096)	$ 12,716	$ (5,557)	$ 8,606	$ 4,955
Adjustments to profit and loss items:
Profit from discontinued operation				(50)	(2,889)
Depreciation and amortization	271	278	539	552	1,149
Share-based compensation	346	324	519	599	1,234
Revaluation of liability in respect of IIA grants	226	(466)	424	(392)	(392)
Revaluation of contingent consideration for the purchase of shares	196	1,081	348	1,322	1,690
Revaluation of lease liabilities	100	91	64	194	340
Increase (decrease) in severance pay liabilities, net	19	13	40	(10)	(105)
Net financing income	(81)	(87)	(191)	(149)	(434)
Un-realized foreign currency (gain) loss	(51)	60	28	(70)	(152)
Adjustments to profit and loss items, total	1,026	1,294	1,771	1,996	441
Changes in asset and liability items:
Decrease (increase) in trade receivables	444	(318)	1,341	(9)	(3,553)
Decrease (increase) in inventories	65	(62)	(326)	146	67
Decrease (increase) in other receivables	(383)	2,482	(284)	2,744	6,376
Increase (decrease) in trade payables and accrued expenses	(1,004)	1,058	(1,649)	1,277	1,355
Increase in other payables and deferred revenues	133	95	86	609	247
Changes in asset and liability items, total	(745)	3,255	(832)	4,767	4,492
Net cash provided by (used in) continuing operating activities	(2,815)	17,265	(4,618)	15,369	9,888
Net cash provided by (used in) discontinued operating activities				50	(1,599)
Net cash provided by (used in) operating activities	(2,815)	17,265	(4,618)	15,419	8,289
Cash Flows from Investing Activities:
Purchase of property and equipment	(100)	(194)	(244)	(433)	(792)
Interest received	39	14	42	44	184
Proceeds from (investment in) short term bank deposits, net	7,603	412	10,595	2,977	(5,050)
Net cash provided by (used in) continuing investing activities	7,542	232	10,393	2,588	(5,658)
Net cash used in discontinued investing activities					(1,239)
Net cash provided by (used in) investing activities	7,542	232	10,393	2,588	(6,897)
Cash Flows from Financing Activities:
Repayment of leases liabilities	(153)	(157)	(313)	(312)	(630)
Proceeds from exercise of options					[1]
Proceeds of IIA grant, net of repayments		248	(66)	193	(376)
Net cash (used in) provided by financing activities	(153)	91	(379)	(119)	(1,006)
Exchange rate differences on cash and cash equivalent balances	57	(55)	(26)	63	140
Cash and cash equivalents:
Increase in cash and cash equivalents from continuing activities	4,631	17,533	5,370	17,901	3,364
Increase (decrease) in cash and cash equivalents from discontinued activities				50	(2,838)
Balance of cash and cash equivalents at the beginning of the period	7,981	7,134	7,242	6,716	6,716
Balance of cash and cash equivalents at the end of the period	$ 12,612	$ 24,667	$ 12,612	$ 24,667	$ 7,242

[1]	Represents less than $ 1.